Regulatory matters (Tables)	6 Months Ended
Sep. 30, 2018
Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency

Capital adequacy ratios of MHFG, MHBK, and MHTB as of March 31, 2018 and September 30, 2018 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	March 31, 2018		September 30, 2018
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (Note)	4,247	7.135	4,304	7.145
Actual	7,437	12.49	7,607	12.62
Tier 1 capital:
Required (Note)	5,140	8.635	5,208	8.645
Actual	9,192	15.44	9,435	15.66
Total risk-based capital:
Required (Note)	6,331	10.635	6,413	10.645
Actual	10,860	18.24	11,214	18.61
MHBK:
Common Equity Tier 1 capital:
Required	2,400	4.50	2,470	4.50
Actual	6,584	12.34	6,817	12.41
Tier 1 capital:
Required	3,200	6.00	3,294	6.00
Actual	8,330	15.61	8,638	15.73
Total risk-based capital:
Required	4,267	8.00	4,391	8.00
Actual	9,881	18.52	10,331	18.82
MHTB:
Common Equity Tier 1 capital:
Required	112	4.50	111	4.50
Actual	498	19.99	522	21.25
Tier 1 capital:
Required	149	6.00	147	6.00
Actual	499	20.05	523	21.27
Total risk-based capital:
Required	199	8.00	196	8.00
Actual	505	20.28	527	21.46
Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,312	4.50	2,374	4.50
Actual	6,330	12.32	6,495	12.31
Tier 1 capital:
Required	3,082	6.00	3,165	6.00
Actual	8,081	15.73	8,322	15.77
Total risk-based capital:
Required	4,109	8.00	4,220	8.00
Actual	9,619	18.72	10,007	18.97
MHTB:
Common Equity Tier 1 capital:
Required	112	4.50	110	4.50
Actual	504	20.28	520	21.26
Tier 1 capital:
Required	149	6.00	147	6.00
Actual	504	20.28	520	21.26
Total risk-based capital:
Required	199	8.00	196	8.00
Actual	509	20.50	524	21.45

Note:

The required ratios disclosed above, at March 31, 2018 and September 30, 2018, include the transitional capital conservation buffer of 1.875%, the countercyclical capital buffer of 0.01% and 0.02%, respectively, and the transitional additional loss absorbency requirements for global systemically important banks (“G-SIBs”) and domestic systemically important banks (“D-SIBs”) of 0.75%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.